REVENUE FROM CONTRACTS WITH CUSTOMERS - Disaggregation of revenue (Details) - CAD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total Company	$ 2,533,288	$ 3,032,883
Life Sciences
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total Company	1,471,797	1,268,546
Food & Beverage
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total Company	416,879	435,005
Consumer Products
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total Company	335,690	287,228
Transportation
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total Company	184,971	933,329
Energy
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total Company	123,951	108,775
Goods and services transferred at a point in time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total Company	571,026	445,377
Goods and services transferred over time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total Company	$ 1,962,262	$ 2,587,506